Cash flow	12 Months Ended
Dec. 31, 2024
Cash flow [Abstract]
Disclosure of cash flow statement [text block]
5.3 CASH FLOW
The following table summarizes the cash flows from operating, investing and financing activities for each of the years ended December 31, 2024, 2023 and 2022.

(Million euro)	2024	2023	2022
Cash flows from operating activities ex tax payments	1,485	1,433	1,084
Tax payments	(192)	(170)	(82)
Cash flows from operating activities	1,293	1,263	1,002
Investment	(1,269)	(468)	(1,161)
Divestment	2,582	43	429
Cash flows from investing activities	1,313	(425)	(732)
Cash flows before financing activities	2,606	838	270

Cash flows from financing activities	(2,567)	(1,179)	(676)

Change in cash and cash equivalents	39	(341)	(406)
Cash flows from discontinued operations:
The cash flows from discontinued operations are included in the group reported cash flows. The following table shows the disclosure corresponding to the period 2024, 2023 and 2022.

2024-2022 (Million euro)	2024	2023	2022
Cash flows from operating activities ex tax payments	—	—	20
Tax payments	—	—	(1)
Cash flows from operating activities	—	—	19
Investment	—	—	(1)
Divestment	—	—	—
Cash flows before financing activities	—	—	18